Submission	Feb. 13, 2026
Submission [Line Items]
Central Index Key	0001992870
Registrant Name	Franklin Templeton Digital Holdings Trust
Registration File Number	333-274474
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A